Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2014
Property, equipment and software, net [Abstract]
Property, equipment and software, net
	As of December 31,
	2013	2014
	US$	US$
Electronic equipment	2,471	3,939
Leasehold improvement	2,280	3,635
Servers	784	2,366
Office furniture, Vehicles & logistics equipment	1,144	2,198
Software	672	1,129
Total	7,351	13,267
Less: Accumulated depreciation	(1,957)	(4,978)
Net book value	5,394	8,289